UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-4576
Bond Fund Series

(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: December 31
Date of reporting period: 12/31/2008

Item 1. Reports to Stockholders.

December 31, 2008

Oppenheimer Convertible Securities Fund

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

Market Recap and Outlook

Listing of Top Holdings

ANNUAL REPORT

Fund Performance Discussion

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
Top Ten Convertible Corporate Bonds and Notes Sectors

Health Care	16.1%
Information Technology	13.2
Industrials	12.4
Energy	7.6
Financials	7.4
Telecommunication Services	3.9
Consumer Discretionary	3.6
Consumer Staples	3.5
Utilities	1.4
Materials	1.2
Portfolio holdings and strategies are subject to change. Percentages are as of December 31, 2008, and are based on net assets.
8 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended December 31, 2008, followed by a graphical comparison of the Fund’s performance to appropriate broad-based market indices.
Management’s Discussion of Fund Performance. For the fiscal year ended December 31, 2008, Oppenheimer Convertible Securities Fund’s Class A Shares (without sales charge) returned -29.76%, versus the Merrill Lynch All Convertibles Index, which returned -35.73%. While the Fund’s negative returns are disappointing, we attribute this outcome to the extremely challenging market environment that characterized 2008, as stocks, bonds and convertible securities suffered unprecedented losses. On the positive side, the Fund successfully outpaced both the majority of its peers and outperformed its benchmark. Several reasons drove the Fund’s auspicious relative performance. First, our decision early in the year to substantially underweight our exposure to financial-related securities added significant value versus the index. In a period where major investment banks fell into or neared bankruptcy, investors fled from securities perceived to be associated with the financial sector. Financials stocks ended the year as the worst-performing segment of the equities market, and not surprisingly, financial-related convertibles also suffered. Our decision to underweight our exposure to securities in this sector afforded us a substantial advantage over the index.
     Next, we added a margin of outperformance through our decision to underweight select automobile-related convertibles. Some of the larger U.S. auto manufacturers and auto retailers had launched large convertible issues in recent years, so their presence in the overall convertibles market was significant. Nevertheless, we underweighted or avoided some of the hardest hit names, a maneuver that substantially benefited Fund performance.
     Finally, although REIT (real estate investment trusts)-related securities are considered a sub-set of the financials sector, our decision to significantly underweight this segment of the market in 2008 also helped the Fund’s relative returns. Likewise, we outperformed the index holding an underweight position in select areas of the technology sector, particularly convertible securities associated with communications equipment and manufacturers of electronic gear, areas that were especially battered during this recent economic downturn.
     While we outperformed the Merrill Lynch index this period, two factors worked against us. Our decision to overweight our exposure to electric companies within the utilities sector hurt us. This area of the market tends to be relatively more sensitive to fluctuations in energy prices, which fell markedly in 2008.
9 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND PERFORMANCE DISCUSSION
     While the portfolio’s energy-related holdings held up well in the first few months of the reporting period, they suffered when the price of crude oil plummeted rapidly later in the year. However, our decision to maintain an overweight in this area of the market was based on our longer-term perspective in managing the Fund, as well as our concern that current economic-stimulus initiatives will spark inflation in the years ahead. Should that materialize, commodities typically offer an effective buffer against the effects of rising inflation.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2008. In the case of Class A, Class B, Class C and Class M shares, performance is over a 10-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A and Class M shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.
     The Fund’s performance is compared to the performance of the Merrill Lynch All Convertibles Index, the Barclays Capital Aggregate Bond Index and the S&P 500 Index. The Merrill Lynch All Convertibles Index is an unmanaged index of U.S. convertible securities. The Barclays Capital Aggregate Bond Index (formerly known as the “Lehman Brothers Aggregate Bond Index”) is an unmanaged index of U.S. corporate and government bonds. The S&P 500 Index is an unmanaged index of common stocks. The indices performance includes income reinvestment but does not reflect any transaction costs, fees, expenses or taxes. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments in the indices.
10 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND PERFORMANCE DISCUSSION
Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results.The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); for Class C and N shares, the 1% contingent deferred sales charge for the 1-year period; and for Class M shares, a maximum initial sales charge of 3.25%. Because Class B shares convert to Class A shares 72 months after purchase, 10-year returns for Class B shares uses Class A performance for the period after conversion. See page 16 for further information.
11 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND PERFORMANCE DISCUSSION
Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
12 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results.The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); for Class C and N shares, the 1% contingent deferred sales charge for the 1-year period; and for Class M shares, a maximum initial sales charge of 3.25%. Because Class B shares convert to Class A shares 72 months after purchase, 10-year returns for Class B shares uses Class A performance for the period after conversion. See page 16 for further information.
13 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND PERFORMANCE DISCUSSION
Class M Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
14 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); for Class C and N shares, the 1% contingent deferred sales charge for the 1-year period; and for Class M shares, a maximum initial sales charge of 3.25%. Because Class B shares convert to Class A shares 72 months after purchase, 10-year returns for Class B shares uses Class A performance for the period after conversion. See page 16 for further information.
15 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 5/1/95. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 5/1/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 3/11/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class M shares of the Fund were first publicly offered on 6/3/86. Unless otherwise noted, Class M returns include the current maximum initial sales charge of 3.25%. Prior to March 11, 1996, Class M shares were designated as Class A shares. While Class M shares are subject to an annual 0.50% asset-based sales charge, the Board has set that charge at zero effective February 11, 2004.
16 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
17 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2008.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
18 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	July 1, 2008	December 31, 2008	December 31, 2008
Actual
Class A	$1,000.00	$736.60	$4.42
Class B	1,000.00	733.00	8.19
Class C	1,000.00	733.30	7.93
Class M	1,000.00	736.30	4.60
Class N	1,000.00	734.10	7.18

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.06	5.14
Class B	1,000.00	1,015.74	9.52
Class C	1,000.00	1,016.04	9.21
Class M	1,000.00	1,019.86	5.35
Class N	1,000.00	1,016.89	8.35
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended December 31, 2008 are as follows:

Class	Expense Ratios
Class A	1.01%
Class B	1.87
Class C	1.81
Class M	1.05
Class N	1.64
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
19 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

THIS PAGE INTENTIONALLY LEFT BLANK.
20 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS December 31, 2008

	Principal
	Amount	Value

Convertible Corporate Bonds and Notes—70.3%
Consumer Discretionary—3.6%
Automobiles—0.6%
Ford Motor Co., 4.25% Cv. Sr. Unsec. Nts., 12/15/36	$6,000,000	$1,575,000
Hotels, Restaurants & Leisure—1.9%
Carnival Corp., 2% Cv. Sr. Unsec. Unsub. Debs., 4/15/21	3,000,000	2,722,500
International Game Technology, 2.60% Cv. Sr. Unsec. Unsub. Nts., 12/15/36	2,000,000	1,900,000

		4,622,500

Leisure Equipment & Products—0.5%
Smith & Wesson Holding Corp., 4% Cv. Sr. Unsec. Nts., 12/15/26	1,500,000	1,175,625
Media—0.6%
Liberty Media Corp., 3.125% Cv. Sr. Unsec. Unsub. Debs., 3/30/23	2,000,000	1,445,000
Consumer Staples—3.5%
Beverages—2.0%
Molson Coors Brewing Co., 2.50% Cv. Sr. Nts., 7/30/13	4,000,000	4,790,000
Personal Products—1.5%
Chattem, Inc., 2% Cv. Sr. Unsec. Unsub. Nts., 11/15/13	3,000,000	3,581,250
Energy—7.6%
Energy Equipment & Services—5.8%
Nabors Industries, Inc., 0.94% Cv. Sr. Unsec. Unsub. Nts., 5/15/11	4,000,000	3,315,000
Schlumberger Ltd., 2.125% Cv. Sr. Unsec. Nts., 6/1/23	4,000,000	4,995,000
Transocean, Inc., 1.50% Cv. Sr. Unsec. Unsub. Nts., Series B, 12/15/37	7,000,000	5,705,000

		14,015,000

Oil, Gas & Consumable Fuels—1.8%
Carrizo Oil & Gas, Inc., 4.375% Cv. Sr. Unsec. Nts., 6/1/28	3,000,000	1,365,000
Chesapeake Energy Corp., 2.50% Cv. Sr. Unsec. Nts., 5/15/37	1,000,000	588,750
Peabody Energy Corp., 4.75% Cv. Jr. Unsec. Sub. Debs., 12/15/66	4,000,000	2,420,000

		4,373,750

Financials—7.4%
Capital Markets—0.6%
BlackRock, Inc., 2.625% Cv. Sr. Nts., 2/15/35	1,000,000	1,405,000
Commercial Banks—0.7%
National City Corp., 4% Cv. Sr. Unsec. Nts., 2/1/11	2,000,000	1,792,500
Insurance—1.4%
Prudential Financial, Inc., 0.366% Cv. Sr. Unsec. Nts., 12/15/37[1]	3,500,000	3,330,250
Real Estate Investment Trusts—3.9%
Alexandria Real Estate Equities, Inc., 3.70% Cv. Sr. Unsec. Nts., 1/15/27[2]	3,000,000	2,043,750
Boston Properties LP, 2.875% Cv. Sr. Unsec. Nts., 2/15/37	3,000,000	2,385,000
F1 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value
Real Estate Investment Trusts Continued
ProLogis, 2.25% Cv. Sr. Unsec. Nts., 4/1/37	$3,000,000	$1,335,000
Rayonier TRS Holdings, Inc., 3.75% Cv. Sr. Nts., 10/15/12[2]	4,000,000	3,590,000

		9,353,750

Real Estate Management & Development—0.8%
Forest City Enterprises, Inc., 3.625% Cv. Nts., 10/15/11[2]	3,750,000	2,008,125
Health Care—16.1%
Biotechnology—3.3%
Amgen, Inc., 0.375% Cv. Sr. Nts., 2/1/13[2]	4,000,000	3,825,000
Gilead Sciences, Inc.:
0.50% Cv. Sr. Nts., 5/1/11[2]	1,000,000	1,353,750
0.50% Cv. Sr. Nts., 5/1/11	2,000,000	2,707,500

		7,886,250

Health Care Equipment & Supplies—4.8%
Beckman Coulter, Inc.:
2.50% Cv. Sr. Sub. Nts., 12/15/36[2]	3,000,000	2,823,750
2.50% Cv. Sr. Unsec. Nts., 12/15/36	1,000,000	941,250
Hologic, Inc., 2% Cv. Sr. Unsec. Unsub. Nts., 12/15/37[1]	3,000,000	1,758,750
Integra LifeSciences Holdings Corp., 2.375% Cv. Sr. Nts., 6/1/12[2]	2,000,000	1,472,500
Medtronic, Inc., 1.50% Cv. Sr. Unsec. Nts., 4/15/11	5,000,000	4,675,000

		11,671,250

Life Sciences Tools & Services—1.5%
Fisher Scientific International, Inc., 3.25% Cv. Sr. Unsec. Sub. Nts., 3/1/24	3,253,000	3,663,691
Pharmaceuticals—6.5%
Allergan, Inc., 1.50% Cv. Nts., 4/1/26[2]	4,000,000	4,025,000
Medicis Pharmaceutical Corp., 2.50% Cv. Sr. Unsec. Nts., 6/4/32	3,000,000	2,133,750
Teva Pharmaceutical Finance II LLC, 0.50% Cv. Sr. Debs., Series A, 2/1/24 (cv. into ADRs of Teva Pharmaceutical Industries Ltd.)	4,000,000	4,540,000
Wyeth, 2.621% Cv. Sr. Unsec. Nts., 1/15/24[1]	5,000,000	4,978,500

		15,677,250
Industrials—12.4%
Aerospace & Defense—3.7%
Alliant Techsystems, Inc., 2.75% Cv. Sr. Sub. Nts., 9/15/11	5,000,000	4,937,500
L-3 Communications Corp., 3% Cv. Sr. Unsec. Bonds, 8/1/35	4,000,000	4,000,000

		8,937,500
Airlines—0.6%
UAL Corp., 5% Cv. Bonds, 2/1/21	3,000,000	1,485,000
Commercial Services & Supplies—3.7%
Covanta Holding Corp., 1% Cv. Unsec. Debs., 2/1/27	5,000,000	4,575,000
F2 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

	Principal
	Amount	Value

Commercial Services & Supplies Continued
Waste Connections, Inc., 3.75% Cv. Sr. Unsec. Nts., 4/1/26	$4,000,000	$4,300,000

		8,875,000

Construction & Engineering—1.0%
Quanta Services, Inc., 3.75% Cv. Sub. Nts., 4/30/26	2,500,000	2,525,000
Electrical Equipment—1.0%
General Cable Corp., 1% Cv. Sr. Nts., 10/15/12[2]	4,000,000	2,515,000
Machinery—1.9%
Danaher Corp., 1.655% Cv. Sr. Unsec. Unsub. Liquid Yield Option Nts., 1/22/21[3]	5,000,000	4,412,500
SystemOne Technologies, Inc.:
2.888% Cv. Sub. Nts., 12/31/06[2,4,5]	4,621,560	46,216
8.25% Cv. Sub. Nts., 12/31/06[4,5]	3,775,839	37,758

		4,496,474

Trading Companies & Distributors—0.5%
WESCO International, Inc., 1.75% Cv. Sr. Unsec. Unsub. Debs., 11/15/26	2,000,000	1,112,500
Information Technology—13.2%
Computers & Peripherals—2.7%
EMC Corp., 1.75% Cv. Sr. Nts., 12/1/11[2]	4,000,000	3,925,000
EMC Corp., 1.75% Cv. Sr. Unsec. Nts., 12/1/11	1,000,000	981,250
NetApp, Inc., 1.75% Cv. Sr. Unsec. Nts., 6/1/13[2]	2,000,000	1,522,500

		6,428,750

Internet Software & Services—0.8%
VeriSign, Inc., 3.25% Cv. Jr. Unsec. Sub. Bonds, 8/15/37	3,000,000	1,901,250
IT Services—1.4%
DST Systems, Inc., 3.625% Cv. Sr. Unsec. Debs., Series B, 8/15/23	2,000,000	1,760,000
VeriFone Holdings, Inc., 2.125% Cv. Sr. Nts., 6/15/12[2]	4,000,000	1,700,000

		3,460,000

Semiconductors & Semiconductor Equipment—5.2%
Advanced Micro Devices, Inc., 6% Cv. Sr. Unsec. Nts., 5/1/15	4,000,000	1,160,000
Agere Systems, Inc., 6.50% Cv. Unsec. Unsub. Nts., 12/15/09 (cv. into Agere Systems, Inc., Cl. A common stock)[4]	4,000,000	3,945,000
Intel Corp., 2.95% Cv. Unsec. Sub. Debs., 12/15/35[2]	4,000,000	3,485,000
Microchip Technology, Inc., 2.125% Cv. Jr. Sub. Bonds, 12/15/37	3,000,000	1,912,500
Xilinx, Inc., 3.125% Cv. Jr. Unsec. Sub. Debs., 3/15/37[2]	3,000,000	2,051,250

		12,553,750

Software—3.1%
Sybase, Inc., 1.75% Cv. Sub. Nts., 2/22/25	2,500,000	2,737,500
Symantec Corp., 0.75% Cv. Sr. Unsec. Nts., 6/15/11	5,000,000	4,750,000

		7,487,500
F3 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Materials—1.2%
Metals & Mining—1.2%
Newmont Mining Corp.:
1.625% Cv. Sr. Nts., 7/15/17[2]	$2,000,000	$2,135,000
1.625% Cv. Sr. Unsec. Unsub. Nts., 7/15/17	750,000	800,625

		2,935,625

Telecommunication Services—3.9%
Diversified Telecommunication Services—1.7%
Level 3 Communications, Inc., 2.875% Cv. Sub. Nts., 7/15/10[4]	2,000,000	1,242,500
Qwest Communications International, Inc., 3.50% Cv. Sr. Unsec. Bonds, 11/15/25	3,500,000	2,961,875

		4,204,375

Wireless Telecommunication Services—2.2%
Nextel Communications, Inc., 5.25% Cv. Sr. Nts., 1/15/10	3,000,000	2,613,750
NII Holdings, Inc., 2.75% Cv. Sr. Unsec. Nts., 8/15/25	3,000,000	2,613,750

		5,227,500

Utilities—1.4%
Multi-Utilities—1.4%
CMS Energy Corp., 2.875% Cv. Sr. Nts., 12/1/24	4,000,000	3,485,000

Total Convertible Corporate Bonds and Notes (Cost $214,375,670)		169,996,415

	Shares
Common Stocks—1.5%
Philip Morris International, Inc.	85,000	3,698,350
SystemOne Technologies, Inc.[4,6]	197,142	3,351

Total Common Stocks (Cost $3,424,054)		3,701,701

Preferred Stocks—20.5%
Consumer Discretionary—0.7%
General Motors Corp.:
5.25% Cv., Series B	100,000	344,000
6.25% Cv., Series C, Non-Vtg.	100,000	320,000
Interpublic Group of Cos., Inc. (The), 5.25% Cv., Series B	3,000	1,002,000

		1,666,000

Consumer Staples—2.1%
Archer-Daniels-Midland Co., 6.25% Cv.	80,000	3,032,000
Bunge Ltd., 5.125% Cv., Non-Vtg.	4,000	1,992,000

		5,024,000
F4 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

	Shares	Value

Energy—2.4%
Chesapeake Energy Corp., 5% Cum. Cv., Non-Vtg.	45,000	$2,441,250
El Paso Corp.:
4.99% Cv.	4,500	2,971,125
4.99% Cv., Non-Vtg.	500	330,125

		5,742,500

Financials—8.8%
Affiliated Managers Group, Inc., 5.10% Cv.[2]	120,000	2,227,500
American International Group, Inc., 8.50% Cv.	120,000	1,020,000
Bank of America Corp., 7.25% Non-Cum. Cv.	8,000	5,200,000
Calenergy Capital Trust III, 6.50% Cum. Cv.	13,300	502,075
Citigroup, Inc., 6.50% Cv., Series T, Non-Vtg.	110,000	3,078,900
Legg Mason, Inc., 7% Cv. Sr. Unsec.	60,000	1,320,000
Platinum Underwriters Holdings Ltd., 6% Cv., Series A	124,600	3,861,354
Wachovia Corp., 7.50% Cv., Cl. A, Series L	5,500	4,125,000

		21,334,829

Health Care—0.9%
Schering-Plough Corp., 6% Cv.	13,000	2,268,500
Industrials—0.6%
Kansas City Southern, Inc., 5.125% Cum. Cv., Non-Vtg.	2,000	1,383,000
Information Technology—0.4%
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.	3,000	1,020,000
Materials—1.7%
Celanese Corp., 4.25% Cum. Cv.	50,000	842,500
Freeport-McMoRan Copper & Gold, Inc., 6.75% Cv., Non-Vtg.	50,000	2,372,500
Vale Capital Ltd., 5.50% Cv.	30,000	836,100

		4,051,100

Utilities—2.9%
Entergy Corp., 7.625% Cv.	90,000	4,532,400
NRG Energy, Inc., 5.75% Cv.	12,000	2,625,841

		7,158,241

Total Preferred Stocks (Cost $78,676,300)		49,648,170

Investment Company—6.8%
Oppenheimer Institutional Money Market Fund, Cl. E, 1.96%[7,8] (Cost $16,439,636)	16,439,636	16,439,636
Total Investments, at Value (Cost $312,915,660)	99.1%	239,785,922
Other Assets Net of Liabilities	0.9	2,072,275

Net Assets	100.0%	$241,858,197

Industry classifications are unaudited.
F5 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments

1.	Represents the current interest rate for a variable or increasing rate security.

2.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $40,749,341 or 16.85% of the Fund’s net assets as of December 31, 2008.

3.	Zero coupon bond reflects effective yield on the date of purchase.

4.	Illiquid security. The aggregate value of illiquid securities as of December 31, 2008 was $5,274,825, which represents 2.18% of the Fund’s net assets. See Note 5 of accompanying Notes.

5.	Issue is in default. See Note 1 of accompanying Notes.

6.	Non-income producing security.

7.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2007	Additions	Reductions	December 31, 2008

Oppenheimer Institutional Money Market Fund, Cl. E	13,392,345	118,436,705	115,389,414	16,439,636

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$16,439,636	$521,985

8.	Rate shown is the 7-day yield as of December 31, 2008.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of December 31, 2008:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$25,513,337	$—
Level 2—Other Significant Observable Inputs	214,188,611	—
Level 3—Significant Unobservable Inputs	83,974	—

Total	$239,785,922	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES December 31, 2008

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $296,476,024)	$223,346,286
Affiliated companies (cost $16,439,636)	16,439,636

239,785,922
Cash	773,937
Receivables and other assets:
Interest and dividends	1,455,483
Shares of beneficial interest sold	947,281
Due from Manager	45
Other	36,409

Total assets	242,999,077

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	778,707
Distribution and service plan fees	140,220
Trustees’ compensation	84,758
Transfer and shareholder servicing agent fees	46,759
Shareholder communications	45,454
Other	44,982

Total liabilities	1,140,880

Net Assets	$241,858,197

Composition of Net Assets
Paid-in capital	$410,260,663
Accumulated net investment loss	(13,058,467)
Accumulated net realized loss on investments	(82,214,261)
Net unrealized depreciation on investments	(73,129,738)

Net Assets	$241,858,197

F7 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $152,873,642 and 15,864,420 shares of beneficial interest outstanding)	$9.64
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$10.23
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $14,149,928 and 1,466,062 shares of beneficial interest outstanding)	$9.65
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $33,519,574 and 3,480,475 shares of beneficial interest outstanding)	$9.63
Class M Shares:
Net asset value and redemption price per share (based on net assets of $38,630,346 and 4,011,689 shares of beneficial interest outstanding)	$9.63
Maximum offering price per share (net asset value plus sales charge of 3.25% of offering price)	$9.95
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,684,707 and 278,591 shares of beneficial interest outstanding)	$9.64
See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF OPERATIONS For the Year Ended December 31, 2008

Investment Income
Dividends:
Unaffiliated companies	$5,899,735
Affiliated companies	521,985
Interest	3,677,934
Other income	4,457

Total investment income	10,104,111

Expenses
Management fees	1,682,838
Distribution and service plan fees:
Class A	476,497
Class B	222,837
Class C	453,548
Class M	123,004
Class N	17,129
Transfer and shareholder servicing agent fees:
Class A	312,871
Class B	45,644
Class C	79,378
Class M	61,423
Class N	11,943
Shareholder communications:
Class A	45,536
Class B	7,131
Class C	10,857
Class M	22,858
Class N	4,591
Accounting service fees	101,941
Trustees’ compensation	27,598
Custodian fees and expenses	1,996
Other	131,264

Total expenses	3,840,884
Less reduction to custodian expenses	(1,131)
Less waivers and reimbursements of expenses	(19,099)

Net expenses	3,820,654

Net Investment Income	6,283,457
F9 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF OPERATIONS Continued

Realized and Unrealized Loss
Net realized loss on investments from unaffiliated companies	$(25,814,418)
Net change in unrealized depreciation on investments	(90,416,760)

Net Decrease in Net Assets Resulting from Operations	$(109,947,721)

See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended December 31,	2008	2007

Operations
Net investment income	$6,283,457	$7,325,503
Net realized gain (loss)	(25,814,418)	32,929,737
Net change in unrealized appreciation (depreciation)	(90,416,760)	(12,516,234)

Net increase (decrease) in net assets resulting from operations	(109,947,721)	27,739,006

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(9,777,995)	(9,495,882)
Class B	(785,022)	(974,454)
Class C	(1,787,054)	(1,672,970)
Class M	(2,515,863)	(2,579,241)
Class N	(149,214)	(138,724)

	(15,015,148)	(14,861,271)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(15,400,418)	(1,162,580)
Class B	(7,898,341)	(11,726,430)
Class C	(3,543,083)	(3,070,785)
Class M	(5,672,252)	(8,635,694)
Class N	431,474	(13,665,429)

	(32,082,620)	(38,260,918)

Net Assets
Total decrease	(157,045,489)	(25,383,183)
Beginning of period	398,903,686	424,286,869

End of period (including accumulated net investment loss of $13,058,467 and $6,564,828, respectively)	$241,858,197	$398,903,686

See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended December 31,	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$14.56	$14.16	$13.22	$13.63	$13.27
Income (loss) from investment operations:
Net investment income[1]	.27	.29	.35	.35	.43
Net realized and unrealized gain (loss)	(4.57)	.68	1.04	(.16)	.58

Total from investment operations	(4.30)	.97	1.39	.19	1.01
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.62)	(.57)	(.45)	(.60)	(.65)

Net asset value, end of period	$9.64	$14.56	$14.16	$13.22	$13.63

Total Return, at Net Asset Value[2]	(29.76)%	6.81%	10.63%	1.50%	7.74%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$152,874	$246,064	$240,088	$251,033	$319,478
Average net assets (in thousands)	$205,044	$251,877	$239,978	$277,049	$321,729
Ratios to average net assets:[3]
Net investment income	2.08%	1.93%	2.57%	2.66%	3.24%
Total expenses	1.00%[4]	0.95%[4]	0.95%[4]	0.97%	0.94%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.99%	0.95%	0.95%	0.96%	0.94%
Portfolio turnover rate	35%	56%	54%	50%	54%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended December 31, 2008	1.01%
Year Ended December 31, 2007	0.95%
Year Ended December 31, 2006	0.95%
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Class B Year Ended December 31,	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$14.59	$14.18	$13.24	$13.65	$13.29
Income (loss) from investment operations:
Net investment income[1]	.16	.17	.24	.24	.33
Net realized and unrealized gain (loss)	(4.58)	.69	1.04	(.15)	.58

Total from investment operations	(4.42)	.86	1.28	.09	.91
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.52)	(.45)	(.34)	(.50)	(.55)

Net asset value, end of period	$9.65	$14.59	$14.18	$13.24	$13.65

Total Return, at Net Asset Value[2]	(30.44)%	6.04%	9.75%	0.68%	6.92%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,150	$30,277	$40,597	$58,483	$84,816
Average net assets (in thousands)	$22,303	$35,744	$47,985	$68,098	$102,670
Ratios to average net assets:[3]
Net investment income	1.24%	1.12%	1.74%	1.84%	2.47%
Total expenses	1.83%[4]	1.76%[4]	1.75%[4]	1.79%	1.75%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.81%	1.76%	1.75%	1.79%	1.75%
Portfolio turnover rate	35%	56%	54%	50%	54%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended December 31, 2008	1.84%
Year Ended December 31, 2007	1.76%
Year Ended December 31, 2006	1.75%
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS Continued

Class C Year Ended December 31,	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$14.56	$14.15	$13.21	$13.62	$13.27
Income (loss) from investment operations:
Net investment income[1]	.16	.17	.24	.25	.33
Net realized and unrealized gain (loss)	(4.57)	.69	1.04	(.16)	.57

Total from investment operations	(4.41)	.86	1.28	.09	.90
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.52)	(.45)	(.34)	(.50)	(.55)

Net asset value, end of period	$9.63	$14.56	$14.15	$13.21	$13.62

Total Return, at Net Asset Value[2]	(30.41)%	6.06%	9.78%	0.72%	6.89%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,519	$54,342	$55,737	$62,231	$80,995
Average net assets (in thousands)	$45,370	$56,622	$57,353	$69,275	$82,470
Ratios to average net assets:[3]
Net investment income	1.29%	1.13%	1.77%	1.89%	2.48%
Total expenses	1.79%[4]	1.75%[4]	1.74%[4]	1.74%	1.70%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.78%	1.75%	1.74%	1.74%	1.70%
Portfolio turnover rate	35%	56%	54%	50%	54%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended December 31, 2008	1.80%
Year Ended December 31, 2007	1.75%
Year Ended December 31, 2006	1.74%
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Class M Year Ended December 31,	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$14.55	$14.15	$13.21	$13.62	$13.27
Income (loss) from investment operations:
Net investment income[1]	.27	.29	.36	.36	.43
Net realized and unrealized gain (loss)	(4.56)	.68	1.03	(.16)	.57

Total from investment operations	(4.29)	.97	1.39	.20	1.00
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.63)	(.57)	(.45)	(.61)	(.65)

Net asset value, end of period	$9.63	$14.55	$14.15	$13.21	$13.62

Total Return, at Net Asset Value[2]	(29.78)%	6.86%	10.68%	1.55%	7.69%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,630	$64,583	$70,996	$79,023	$100,877
Average net assets (in thousands)	$53,209	$69,305	$73,597	$86,969	$106,194
Ratios to average net assets:[3]
Net investment income	2.09%	1.96%	2.60%	2.72%	3.24%
Total expenses	0.98%[4]	0.91%[4]	0.91%[4]	0.91%	0.95%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.97%	0.91%	0.91%	0.91%	0.95%
Portfolio turnover rate	35%	56%	54%	50%	54%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended December 31, 2008	0.99%
Year Ended December 31, 2007	0.91%
Year Ended December 31, 2006	0.91%
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS Continued

Class N Year Ended December 31,	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$14.56	$14.16	$13.22	$13.63	$13.27
Income (loss) from investment operations:
Net investment income[1]	.20	.23	.31	.28	.37
Net realized and unrealized gain (loss)	(4.56)	.68	1.02	(.15)	.58

Total from investment operations	(4.36)	.91	1.33	.13	.95
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.56)	(.51)	(.39)	(.54)	(.59)

Net asset value, end of period	$9.64	$14.56	$14.16	$13.22	$13.63

Total Return, at Net Asset Value[2]	(30.17)%	6.41%	10.19%	1.04%	7.31%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,685	$3,638	$16,869	$2,485	$2,131
Average net assets (in thousands)	$3,432	$4,767	$5,669	$2,378	$1,781
Ratios to average net assets:[3]
Net investment income	1.55%	1.51%	2.26%	2.17%	2.79%
Total expenses	1.57%[4]	1.30%[4]	1.23%[4]	1.45%	1.37%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.52%	1.30%	1.23%	1.43%	1.37%
Portfolio turnover rate	35%	56%	54%	50%	54%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended December 31, 2008	1.58%
Year Ended December 31, 2007	1.30%
Year Ended December 31, 2006	1.23%
See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Convertible Securities Fund (the “Fund”), a portfolio of the Bond Fund Series, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek a high level of total return through a combination of current income and capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class M and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class M shares are sold with a reduced front-end sales charge. Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C, M and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to
F17 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued

the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to
F18 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2008, securities with an aggregate market value of $83,974, representing 0.03% of the Fund’s net assets, were in default.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Depreciation
Based on Cost of
Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3,4]	Tax Purposes

$1,170,851	$—	$81,024,116	$86,511,582
F19 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued

1.	As of December 31, 2008, the Fund had $76,418,204 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2008, details of the capital loss carryforwards were as follows:

Expiring

2010	$50,922,345
2016	25,495,859

Total	$76,418,204

2. As of December 31, 2008, the Fund had $4,605,912 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2017.
3. During the fiscal year ended December 31, 2008, the Fund did not utilize any capital loss carryforward.
4. During the fiscal year ended December 31, 2007, the Fund utilized $29,776,527 of capital loss carryforward to offset capital gains realized in that fiscal year.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for December 31, 2008. Net assets of the Fund were unaffected by the reclassifications.

Increase to
	Reduction to	Accumulated Net
Increase to	Accumulated Net	Realized Loss
Paid-in Capital	Investment Loss	on Investments

$2,060,559	$2,238,052	$4,298,611

The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 was as follows:

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

Distributions paid from:
Ordinary income	$15,015,148	$14,861,271
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$326,297,504

Gross unrealized appreciation	$4,839,171
Gross unrealized depreciation	(91,350,753)

Net unrealized depreciation	$(86,511,582)

F20 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Trustees’ Compensation. On November 19, 2007, the Fund’s Board of Trustees voted to freeze participation in the retirement plan for the Board’s independent trustees by not adding new participants to the plan after December 31, 2007. Active independent trustees who have accrued benefits under the plan prior to the freeze date will elect a distribution method with respect to their benefits. Benefits already accrued under the plan for Trustees who were participants prior to that freeze date are not affected.
During the year ended December 31, 2008, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$16,124
Payments Made to Retired Trustees	2,547
Accumulated Liability as of December 31, 2008	71,914
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the
F21 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended December 31, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount

Class A
Sold	2,725,624	$32,248,987	2,962,125	$44,055,334
Dividends and/or distributions reinvested	747,902	7,812,436	529,518	7,822,229
Redeemed	(4,503,754)	(55,461,841)	(3,555,848)	(53,040,143)

Net decrease	(1,030,228)	$(15,400,418)	(64,205)	$(1,162,580)

Class B
Sold	181,964	$2,255,799	220,539	$3,295,199
Dividends and/or distributions reinvested	52,424	534,652	42,793	631,751
Redeemed	(843,962)	(10,688,792)	(1,050,913)	(15,653,380)

Net decrease	(609,574)	$(7,898,341)	(787,581)	$(11,726,430)

F22 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

	Year Ended December 31, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount

Class C
Sold	590,117	$7,017,216	466,886	$6,963,246
Dividends and/or distributions reinvested	125,494	1,271,696	81,687	1,203,053
Redeemed	(968,430)	(11,831,995)	(754,360)	(11,237,084)

Net decrease	(252,819)	$(3,543,083)	(205,787)	$(3,070,785)

Class M
Sold	28,792	$349,481	35,567	$526,827
Dividends and/or distributions reinvested	171,655	1,794,433	126,043	1,861,386
Redeemed	(625,946)	(7,816,166)	(742,555)	(11,023,907)

Net decrease	(425,499)	$(5,672,252)	(580,945)	$(8,635,694)

Class N
Sold	100,690	$1,350,284	61,012	$930,385
Dividends and/or distributions reinvested	11,532	118,576	8,441	124,258
Redeemed	(83,443)	(1,037,386)	(1,010,689)	(14,720,072)

Net increase (decrease)	28,779	$431,474	(941,236)	$(13,665,429)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in Oppenheimer Institutional Money Market Fund and OFI Liquid Assets Fund, LLC, for the year ended December 31, 2008, were as follows:

	Purchases	Sales

Investment securities	$103,839,988	$143,586,349
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $50 million	0.6250%
Next $250 million	0.5000
Next $700 million	0.4375
Over $1 billion	0.4200
Accounting Service Fees. Accounting service fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the year ended December 31, 2008, the Fund paid $101,941 to the Manager for accounting and pricing services.
F23 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2008, the Fund paid $520,782 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C, Class M and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C, Class M and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. While the Class M plan permits an annual asset-based sales charge payment of 0.50%, the Board has set that payment at zero effective February 11, 2004. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C, Class M or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund for all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plan at December 31, 2008 for Class B, Class C, and Class N shares were $2,015,014, $3,008,230 and $170,238, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the
F24 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

			Class A	Class B	Class C	Class N
	Class A	Class M	Contingent	Contingent	Contingent	Contingent
	Front-End	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor	Distributor	Distributor

December 31, 2008	$38,909	$609	$1,764	$64,958	$2,439	$137
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended December 31, 2008, OFS waived $540 and $1,375 for Class B and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the year ended December 31, 2008, the Manager waived $17,184 for IMMF management fees.
5. Illiquid Securities
As of December 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
F25 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Bond Fund Series:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Convertible Securities Fund, (a portfolio of the Bond Fund Series), including the statement of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Convertible Securities Fund as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
February 13, 2009
F26 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2009, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2008. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2008 which are not designated as capital gain distributions should be multiplied by 38.35% to arrive at the amount eligible for the corporate dividend-received deduction.
     A portion, if any, of the dividends paid by the Fund during the fiscal year ended December 31, 2008 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $5,601,205 of the Fund’s fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2009, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.
     Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended December 31, 2008, $12,980,210 or 86.45% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
21 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact
22 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Edward Everett, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load convertible securities funds. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance were below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and convertible securities funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual and actual management fees and total expenses were the lowest in its peer group.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
23 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
24 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
25 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen.

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Thomas W. Courtney, Chairman of the Board of Trustees (since 2001), Trustee (since 1995) Age: 75	Principal of Courtney Associates, Inc. (venture capital firm) (since 1982); General Partner of Trivest Venture Fund (private venture capital fund); President of Investment Counseling Federated Investors, Inc. (1973-1982); Trustee of the following open-end investment companies: Cash Assets Trust (1984), Premier VIT (formerly PIMCO Advisors VIT), Tax Free Trust of Arizona (since 1984) and four funds for the Hawaiian Tax Free Trust. Oversees 10 portfolios in the OppenheimerFunds complex.

John Cannon, Trustee (since 1999) Age: 78	Director of Neuberger Berman Income Managers Trust, Neuberger & Berman Income Funds and Neuberger Berman Trust, (open-end investment companies) (1995-present); Director of Neuberger Berman Equity Funds (open-end invest- ment company) (since November 2000); Trustee, Neuberger Berman Mutual Funds (open-end investment company) (since October 1994); Mr. Cannon held the following positions at CDC Investment Advisors (registered investment adviser): Chairman and Treasurer (December 1993-February 1996), Independent Consultant and Chief Investment Officer (1996-June 2000) and Consultant and Director (December 1993-February 1999). Oversees 3 portfolios in the OppenheimerFunds complex.

David K. Downes, Trustee (since 2005) Age: 68	Independent Chairman GSK Employee Benefit Trust (since April 2006); Director of Correctnet (since January 2006); Trustee of Employee Trust (since January 2006); Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment management company) (since January 2004); Director of Internet Capital Group (information technology company) (since October 2003); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the fol- lowing positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 64 portfolios in the OppenheimerFunds complex.
26 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen.

Lacy B. Herrmann, Trustee (since 1995) Age: 79	Founder and Chairman Emeritus of Aquila Group of Funds (open-end investment company) (since December 2004); Chairman of Aquila Management Corporation and Aquila Investment Management LLC (since August 1984); Chief Executive Officer and President of Aquila Management Corporation (August 1984- December 1994); Vice President, Director and Secretary of Aquila Distributors, Inc. (distributor of Aquila Management Corporation); Treasurer of Aquila Distributors, Inc.; President and Director of STCM Management Company, Inc. (sponsor and adviser to CCMT) (until September 2007); Chairman, President and Director of InCap Management Corporation (until 2004); Director of OCC Cash Reserves, Inc. (open-end investment company) (June 2003-December 2004); Trustee of Premier VIT (formerly PIMCO Advisors VIT) (investment company) (since 1994); Trustee of OCC Accumulation Trust (open-end investment company) (until December 2004); Trustee Emeritus of Brown University (since June 1983). Oversees 10 port- folios in the OppenheimerFunds complex.

Brian F. Wruble, Trustee (since 2001) Age: 65	General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995- December 2007); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of the Jackson Laboratory (non-profit); Treasurer and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Member of Zurich Financial Investment Management Advisory Council (insurance) (2004-2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 64 portfolios in the OppenheimerFunds complex.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indef- inite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy, Trustee (since 2005), President and Principal Executive Officer (since 2001) Age: 59	Chairman and Director of the Manager (since June 2001); Chief Executive Officer of the Manager (June 2001-December 2008); President of the Manager (September 2000-February 2007); President and director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory sub- sidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since
27 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen.

John V. Murphy, Continued	February 1997); Director of DLB Acquisition Corporation (holding company par- ent of Babson Capital Management LLC) (since June 1995); Member of the Investment Company Institute’s Board of Governors (since October 2003); Chairman of the Investment Company Institute’s Board of Governors (since October 2007). Oversees 105 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Everett and Zack, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Edward Everett, Vice President (since 2000) and Portfolio Manager (since 1999) Age: 42	Vice President of the Manager (since January 2000); Assistant Vice President of the Manager and of the Fund (January 1996-January 2000). A portfolio manager and officer of 1 portfolio in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 58	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997- February 2004). An officer of 105 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 49	Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company sub- sidiary of the Manager) (since May 2000); Assistant Treasurer of the following:
OAC (since March 1999), Centennial Asset Management Corporation (March 1999- October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 105 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Secretary (since 2001) Age: 60	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust
28 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen.

Robert G. Zack, Continued	Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 105 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge upon request, by calling 1.800.525.7048.
29 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that David Downes, the Board’s Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $31,400 in fiscal 2008 and $25,000 in fiscal 2007.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed $255,000 in fiscal 2008 and $256,236 in fiscal 2007 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews and professional services relating to FAS 123R.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.
Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.
(2)	100%
(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $255,000 in fiscal 2008 and $256,236 in fiscal 2007 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Audit Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Audit Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Bond Fund Series

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer

Date: 02/11/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer

Date: 02/11/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 02/11/2009